Stock Options - Schedule of Fair Value Measurement of Pricing Model (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Dividend yield		0.00%	0.00%
Expected volatility	[1]	52.00%	54.00%
Risk-free interest rate	[2]	0.23%
Expected term of options (years)	[3]	5 years	5 years
Exercise price (US dollars)			$ 3.15
Share price (US dollars)			6.3
Fair value (US dollars)			$ 4.19
Minimum [Member]
Risk-free interest rate	[2]		1.56%
Exercise price (US dollars)		$ 3.15
Share price (US dollars)		7.63
Fair value (US dollars)		4.83
Maximum [Member]
Risk-free interest rate	[2]		2.39%
Exercise price (US dollars)		3.78
Fair value (US dollars)		$ 5.17

[1]	Due to the low trading volume of the Company's Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).
[2]	The risk-free interest rate represented the risk-free rate of US$ zero-coupon US Government Loans.
[3]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with SEC Staff Accounting Bulletin No. 110.